QUARTERLY HOLDING REPORT (unaudited)

for

KEYCO BOND FUND, INC.

December 31, 2021

	Principal	Fair
Long-Term State and Municipal Obligations - 93.2%	Amount	Value

Michigan - 45.2%
Bay City, Michigan, School District, 3.5%, November 1, 2034 (Q-SBLF enhanced)	$400,000	$421,356
Beaverton, Michigan, Schools, 2%, May 1, 2022 (Q-SBLF enhanced)	280,000	281,568
Beaverton, Michigan, Schools, 2%, May 1, 2023 (Q-SBLF enhanced)	175,000	178,691
Berkley, Michigan, School District, 4%, May 1, 2040 (Q-SBLF enhanced)	500,000	545,550
Center Line, Michigan, Public Schools, 5%, May 1, 2042 (Q-SBLF enhanced)	500,000	603,570
Chesaning, Michigan, Union Schools, 3%, May 1, 2022 (Q-SBLF enhanced)	200,000	201,842
Dansville, Michigan, Schools, 4%, May 1, 2042 (Q-SBLF enhanced)	250,000	275,202
Escanaba, Michigan, Area Public Schools, 3.25%, May 1, 2028 (Q-SBLF enhanced)	400,000	418,280
Fowlerville, Michigan, Community Schools, 3%, May 1, 2025 (Q-SBLF enhanced)	500,000	503,700
Fruitport, Michigan, Community Schools, 5%, May 1, 2043 (Q-SBLF enhanced)	500,000	595,640
Gibraltar, Michigan, School District, 5%, May 1, 2037 (Q-SBLF enhanced)	250,000	305,385
Godfrey-Lee, Michigan, Public Schools, 4%, May 1, 2043 (Q-SBLF enhanced)	250,000	298,602
Godfrey-Lee, Michigan, Public Schools, 4%, May 1, 2046 (Q-SBLF enhanced)	300,000	356,166
Macomb Interceptor Drain, Drainage District, County of Macomb, Michigan, 4%, May 1, 2036	500,000	567,415
Michigan State Building Authority, Revenue, 5%, October 15, 2029	250,000	269,830
Michigan State Building Authority, Revenue, 4%, October 15, 2036 (Pre-refunded)	350,000	394,597
Michigan State Building Authority, Revenue, 4%, April 15, 2040	250,000	275,045
Michigan State Building Authority, Revenue, 5%, October 15, 2045	325,000	370,851
Michigan State Housing Development Authority, Rental Housing Revenue, Series A-2, 4.5%, October 1, 2036	500,000	505,215
Michigan State Housing Development Authority, Rental Housing Revenue, Series A, 4.625%, October 1, 2039	500,000	518,540
Michigan State Trunk Line, 5%, November 15, 2022	250,000	260,438
Michigan State Trunk Line, 4%, November 15, 2046	225,000	270,477
Niles, Michigan, Community Schools, 4%, May 1, 2035 (Q-SBLF enhanced)	400,000	441,976
Pinckney, Michigan, Community Schools, 5%, May 1 2035 (Q-SBLF enhanced)	500,000	586,935
Rockford, Michigan, Public Schools, 4%, May 1, 2039 (Q-SBLF enhanced)	800,000	855,304
University of Michigan, Revenue, 4%, April 1, 2043	250,000	290,290
Walled Lake, Michigan, Consolidated School District, 5%, May 1, 2037 (Q-SBLF enhanced) (Pre-refunded)	485,000	526,307
Warren Woods, Michigan, Public Schools, 5%, May 1, 2037 (Q-SBLF enhanced)	250,000	302,082
Woodhaven-Brownstown, Michigan, School District, 5%, May 1, 2040 (Q-SBLF enhanced)	375,000	435,866
		11,856,720
Arizona - 2.1%
Arizona Board of Regents, University of Arizona System, Revenue, 5%, June 1, 2038 (Pre-refunded)	250,000	266,748
Arizona Board of Regents, University of Arizona System, Revenue, 4%, June 1, 2045	250,000	274,155
		540,903

Colorado - 0.6%
Weld County, Colorado, School District No. 6, 4%, December 1, 2045	125,000	150,953

District of Columbia - 1.1%
District of Columbia, Income Tax Secured Revenue, 4%, May 1, 2045	250,000	296,317

Florida - 2.4%
Miami-Dade County, Florida, Subordinate Special Obligation Refunding, 5% October 1, 2035 (Pre-refunded)	210,000	217,524
Florida State Board of Education, Public Education, Capital Outlay, 2018 Series B, 4%, June 1, 2044	200,000	232,558
St. Petersburg, Florida, Public Utility, Revenue, 4%, October 1, 2030 (Pre-refunded)	175,000	179,974
		630,056
Georgia - 2.2%
Georgia State Housing and Finance Authority, 3.5%, December 1, 2030	155,000	160,034
Georgia State Housing and Finance Authority, 3.45%, December 1, 2032	405,000	410,962
		570,996
Hawaii - 2.2%
Hawaii State, Series FG, 4%, October 1, 2036	500,000	568,835

Illinois - 2.0%
Rock Island County, Illinois, Public Building Revenue, 4%, December 1, 2045	475,000	514,506

Indiana - 2.0%
Greater Clark Building Corporation, Indiana, First Mortgage, Series 2018, 4%, January 15, 2038	455,000	525,548

Louisiana - 0.7%
Louisiana Public Facilities Authority, Hospital Revenue, 5%, July 1, 2042 (Pre-refunded)	190,000	194,484

Maine - 1.0%
Maine State Housing Authority, Mortgage Purchase, 2018 Series B, 3.75% November 15, 2038	250,000	263,010

Maryland - 0.5%
Montgomery County, Maryland, Housing Opportunities Commission, 0.55%, January 1, 2025 (FHA risk sharing mortgage insurance)	135,000	134,765

Minnesota - 0.8%
N. St. Paul-Maplewood-Oakdale, Minnesota, Independent School District No. 622, 3%, February 1, 2022 (Minnesota School District Credit Enhancement Program)	200,000	200,428

Nevada - 1.1%
Clark County, Nevada, General Obligation (Limited Tax) Park Improvement, Series 2018, 4%, December 1, 2038	250,000	292,320

New Hampshire - 3.7%
New Hampshire Municipal Bond Bank, 2016 Series D, 4%, August 15, 2039	875,000	979,834

New York - 9.9%
New York, New York City, Transitional Finance Authority, Revenue, 4%, Fiscal 2017, August 1, 2035	275,000	312,199
New York, New York City, Transitional Finance Authority, Revenue, 4%, Fiscal 2017, August 1, 2037	250,000	282,022
New York, New York City, Transitional Finance Authority, Revenue, 4%, Fiscal 2017, August 1, 2041	335,000	371,110
New York, New York City, Transitional Finance Authority, Revenue, 4%, Fiscal 2019, August 1, 2041	140,000	162,249
New York, New York City, Transitional Finance Authority, Building Aid, Revenue, 4%, July 15, 2040	250,000	276,730
New York, New York, City Municipal Water Finance Authority, Water and Sewer System Revenue, Fiscal 2016 Subseries CC-1, 4%, June 15, 2038	75,000	85,440
New York State Dormitory Authority, State, Personal Income Tax Revenue, Series 2018A, 4%, March 15, 2043	300,000	347,760
New York State Environmental Facilities Corporation, State Clean Water and Drinking Water Revolving Funds, Revenue, 4%, June 15, 2046	500,000	556,175
New York State Mortgage Agency, 3.1%, April 1, 2028	200,000	202,944
		2,596,629
Ohio - 1.4%
Fairborn, Ohio, City School District, 4%, December 1, 2043	345,000	379,455

Pennsylvania - 5.3%
Pennsylvania State, Series 1, 4%, June 15, 2033	550,000	598,598
Pennsylvania State, Second Series, 4%, August 15, 2035	500,000	560,485
West View, Pennsylvania, Water Authority, Revenue, 4%, November 15, 2039	200,000	226,824
		1,385,907
Texas - 7.0%
Canadian River, Texas, Municipal Water Authority, 4%, February 15, 2023	100,000	104,114
Corpus Christi, Texas, Independent School District, 4%, August 15, 2034 (Texas Permanent School Fund guarantee)	250,000	278,197
Crosby, Texas, Independent School District, 5%, February 15, 2043 (Texas Permanent School Fund guarantee) (Pre-refunded)	250,000	269,160
Houston, Texas, Independent School District, 4%, June 1, 2029 (Texas Permanent School Fund guarantee)	350,000	367,815
Prosper, Texas, 4%, February 15, 2035	265,000	289,889
University of Houston, Texas, Revenue, 3%, February 15, 2028	340,000	353,474
Waco, Texas, 3.125%, February 1, 2036	180,000	188,392
		1,851,041
Virginia - 2.0%
Richmond, Virginia, Public Utility, Revenue, 5%, January 15, 2043 (Pre-refunded)	250,000	262,398
Virginia College, Building Authority, Series, B, 4%, February 1, 2028 (Pre-refunded)	250,000	250,728
		513,126

Total long-term state and municipal obligations
(Cost $23,030,661) - 93.2%		24,445,833

Money Market Fund - 6.4%	Shares
Goldman Sachs Financial Square Government Fund, Institutional Shares, .02% seven-day yield (Cost $1,680,130)	1,680,130	1,680,130

Total investments (Cost $24,710,791) - 99.6%		26,125,963

Other assets less liabilities, net - 0.4%		113,364

Net assets (100%)		$26,239,327

Notes:

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. U.S. generally accepted accounting principles (GAAP) establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

Level 1:	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date.

Level 2:	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instruments on an inactive market, prices for similar instruments in an active market, interest rates, yield curves, implied volatilities, credit spreads and market-collaborated inputs.

Level 3:	Unobservable inputs for the asset or liability to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

A description of the valuation techniques applied to the Fund's major category of assets measured at fair value on a recurring basis is as follows. The fair value of the long-term state and municipal obligations is estimated using various techniques which may include information from actual trades for active issues. Evaluations are also based on reviews of current economic conditions, trading levels, spread relationships and the slope of the yield curve. Evaluations are also adjusted for various attributes such as discounts, premiums, credit, use of proceeds and callability. To the extent that the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy; otherwise, they would be categorized as Level 3.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the Fund's portfolio investments as of December 31, 2021, based on the inputs used to value them:

	Securities
	Level 1	Level 2	Level 3	Fair Value

Long-term state and municipal obligations	$—	$24,445,833	$—	$24,445,833
Money market fund	1,680,130	—	—	1,680,130
Total	$1,680,130	$24,445,833	$—	$26,125,963